PROMISSORY NOTE (Details Narrative)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Apr. 22, 2022 CAD ($)
Related party loan				$ 112,895	$ 150,000
Percentage of unsecured loan interest				18.00%	18.00%
Interest and debt expense	$ 1,639	$ 16,655
Outstanding notes payable						$ 100,000
Promissory Note [Member]
Related party loan		44,588	$ 60,000	$ 112,895	$ 150,000
Percentage of unsecured loan interest				18.00%	18.00%
Interest and debt expense	1,639	16,655
Repayments of debt	65,761	101,066
Outstanding notes payable		60,567
Additional increase in promissory note loan		$ 157,483	$ 210,000
Maturity date		Sep. 24, 2021	Sep. 24, 2021
Minimum [Member]
Additional increase in promissory note loan		$ 44,588	$ 60,000
Maximum [Member]
Additional increase in promissory note loan		$ 157,483	$ 210,000